Consolidated Statements of Financial Position - CAD ($) $ in Millions	Feb. 28, 2021	Aug. 31, 2020
Current
Cash	$ 388	$ 763
Accounts receivable	330	268
Income taxes recoverable	21	0
Inventories	70	60
Other current assets (note 4)	309	277
Current portion of contract assets (note 12)	128	132
Total current assets	1,246	1,500
Investments and other assets (notes 5 & 16)	70	42
Property, plant and equipment	6,091	6,142
Other long-term assets	159	163
Deferred income tax assets	2	1
Intangibles	8,005	7,997
Goodwill	280	280
Contract assets (note 12)	35	40
Total assets	15,888	16,165
Current
Short-term borrowings (note 7)	200	200
Accounts payable and accrued liabilities	935	999
Provisions (note 8)	97	101
Income taxes payable	0	57
Current portion of contract liabilities (note 12)	206	211
Current portion of long-term debt (notes 9 and 16)	1	1
Current portion of lease liabilities (note 6)	108	113
Current portion of derivatives	7	6
Total current liabilities	1,554	1,688
Long-term debt (notes 9 and 16)	4,548	4,547
Lease liabilities (note 6)	1,182	1,157
Other long-term liabilities	44	72
Provisions (note 8)	80	80
Deferred credits	398	406
Contract liabilities (note 12)	15	14
Deferred income tax liabilities	2,030	1,968
Total liabilities	9,851	9,932
Shareholders' equity [notes 10 and 14]
Common and preferred shareholders	6,037	6,233
Total equity and liabilities	$ 15,888	$ 16,165